Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Financial Information for Affiliated Companies Accounted for by the Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Current assets	¥8,034,546	¥7,973,712	$95,895
Noncurrent assets	9,300,307	6,815,361	81,965

Total assets	¥17,334,853	¥14,789,073	$177,860

Current liabilities	¥5,056,178	¥5,141,461	$61,833
Long-term liabilities and noncontrolling interest	5,981,054	3,726,952	44,822
Affiliated companies accounted for by the equity method shareholders’ equity	6,297,621	5,920,660	71,205

Total liabilities and shareholders’ equity	¥17,334,853	¥14,789,073	$177,860

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,867,440	¥1,817,988	$21,864

Number of affiliated companies accounted for by the equity method at end of period	56	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥23,149,968	¥20,599,586	¥21,874,143	$263,068

Gross profit	¥2,034,617	¥2,269,109	¥2,342,706	$28,174

Net income attributable to affiliated companies accounted for by the equity method	¥13,838	¥317,017	¥641,771	$7,718

Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

Name of affiliated companies	Percentage of ownership
Denso Corporation	24.7%
Aisin Seiki Co., Ltd.	23.1%
Toyota Industries Corporation	24.8%
Toyota Tsusho Corporation	21.8%
Toyoda Gosei Co., Ltd.	43.1%

Account balances and transactions with affiliated companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Trade accounts and notes receivable, and other receivables	¥274,189	¥204,447	$2,459
Accounts payable and other payables	597,796	352,538	4,240

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥1,585,814	¥1,600,365	¥1,612,397	$19,391
Purchases	3,918,717	3,943,648	3,655,185	43,959